Plant and equipment, Significant Assumptions in Determining Value In Use (Details)	3 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Property plant and equipment [Abstract]
Starting bitcoin price	$ 58,707	$ 46,306	$ 36,925	$ 29,002
Starting network difficulty	$ 26,643,000,000,000		$ 18,600,000,000,000
Discount rate	25.00%	25.00%	25.00%	25.00%
Monthly bitcoin price growth	3.00%	3.00%
Difficulty growth rate	4.00%	4.00%	4.42%	4.42%
Reversal of prior-year impairment	$ 13,200,000
Bottom of range [member]
Property plant and equipment [Abstract]
Monthly bitcoin price growth			1.21%	1.21%
Top of range [member]
Property plant and equipment [Abstract]
Monthly bitcoin price growth			5.13%	5.13%